United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/06

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--24.9%
		Federal Home Loan Mortgage Corp. ARM--6.3%
$2,537,764		3.351%, 7/1/2033	$2,565,415
3,175,902		3.811%, 5/1/2033	3,215,658
2,975,901		5.739%, 7/1/2030	3,007,609
2,632,538		5.802%, 1/1/2027	2,671,250
3,847,734		5.829%, 9/1/2025	3,920,433
		TOTAL	15,380,365
		Federal National Mortgage Association ARM--18.6%
2,010,811		4.440%, 2/1/2035	1,997,096
6,764,145		4.540%, 2/1/2035	6,718,881
6,180,507		4.728%, 12/1/2035	6,125,836
6,748,534		4.803%, 3/1/2035	6,718,397
3,969,753		5.117%, 4/1/2033	4,029,851
6,591,533		5.288%, 5/1/2040 - 8/1/2040	6,601,405
222,812		5.550%, 8/1/2031	227,187
577,165		5.589%, 8/1/2032	591,663
2,825,567		5.714%, 9/1/2027	2,866,922
1,154,808		5.865%, 7/1/2033	1,178,894
818,747		5.918%, 6/1/2028	832,774
7,043,654		5.969%, 4/1/2024	7,162,256
		TOTAL	45,051,162
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $60,747,298)	60,431,527
		COLLATERALIZED MORTGAGE OBLIGATIONS—19.9%
		Federal Home Loan Mortgage Corp. REMIC--10.7%
2,004,096		Series 2539-FK, 5.251%, 10/15/2016	2,010,524
8,585,715		Series 2571-FB, 5.251%, 2/15/2018	8,619,444
2,039,141		Series 2534-MF, 5.301%, 9/15/2030	2,041,397
522,121		Series 2395-FT, 5.351%, 12/15/2031	523,513
2,384,043		Series 2359-FA, 5.401%, 2/15/2029	2,395,534
3,304,369		Series 2554-FW, 5.401%, 11/15/2029	3,313,218
632,370		Series 2444-FT, 5.431%, 9/15/2029	635,106
179,359		Series 2452-FG, 5.451%, 3/15/2032	180,572
2,059,518		Series 2396-FL, 5.501%, 12/15/2031	2,071,566
227,240		Series 2191-MF, 5.510%, 12/17/2027	227,562
542,981		Series 1640-FA, 5.738%, 12/15/2008	545,196
903,451		Series 1146-E, 5.988%, 9/15/2021	903,715
1,506,230		Series 2389-CD, 6.000%, 3/15/2016	1,519,793
1,123,731		Series 1611-JA, 6.125%, 8/15/2023	1,131,054
		TOTAL	26,118,194
		Federal National Mortgage Association REMIC--8.5%
3,014,151		Series 2003-3-PB, 5.000%, 7/25/2012	3,000,240
4,462,860		Series 2003-15-FW, 5.309%, 12/25/2016	4,477,396
1,647,551		Series 1998-22-FA, 5.310%, 4/18/2028	1,652,962
1,427,326		Series 2002-58-LF, 5.359%, 1/25/2029	1,429,373
713,643		Series 2002-50-FH, 5.359%, 12/25/2029	714,506
4,692,879		Series 2002-82-FK, 5.409%, 10/25/2031	4,717,490
2,268,595		Series 2002-74-FV, 5.409%, 11/25/2032	2,270,063
606,518		Series 2001-34-FL, 5.459%, 8/25/2031	609,451
798,384		Series 2001-68-FD, 5.459%, 12/25/2031	802,496
164,753		Series 2002-39-FB, 5.460%, 3/18/2032	165,896
370,510		Series 1993-220-FA, 5.569%, 11/25/2013	373,293
475,950		Series 1994-12-C, 6.250%, 1/25/2009	472,947
		TOTAL	20,686,113
		Government National Mortgage Association REMIC--0.7%
1,169,254		Series 2001-21-FB, 5.310%, 1/16/2027	1,170,550
474,237		Series 1999-43-FA, 5.360%, 11/16/2029	475,505
		TOTAL	1,646,055
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $48,465,711)	48,450,362
		GOVERNMENT AGENCIES--14.8%
		Federal Home Loan Bank System Floating Rate Notes—10.3%[1]
10,000,000		4.630%, 5/16/2006	9,997,215
10,000,000		4.770%, 6/13/2006	9,998,156
5,000,000		4.860%, 4/5/2007	5,003,532
		TOTAL	24,998,903
		Federal Home Loan Bank System Notes—1.7%
4,130,000		4.875%, 2/8/2007	4,117,387
		Federal Home Loan Mortgage Corp. Discount Notes—0.8%[2]
2,000,000		4.670% - 4.925%, 2/6/2007 - 4/17/2007	1,913,022
		Federal Home Loan Mortgage Corp. Floating Rate Notes—1.2%[1]
3,000,000		4.775%, 9/17/2007	3,003,504
		Federal Home Loan Mortgage Corp.—0.8%
1,058,000		2.375%, 2/15/2007	1,034,369
1,000,000		2.720%, 1/26/2007	981,743
		TOTAL	2,016,112
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $36,064,840)	36,048,928
		MORTGAGE-BACKED SECURITIES--1.6%
		Federal Home Loan Mortgage Corporation--0.9%
2,187,125		6.500%, 9/1/2018	2,231,194
		Federal National Mortgage Association--0.7%
1,572,178		7.500%, 1/1/2032 - 8/1/2032	1,633,207
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,987,831)	3,864,401
		REPURCHASE AGREEMENTS--38.6%
43,000,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	43,000,000
7,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.710%, dated 3/7/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2035 for $756,083,750 on 5/8/2006. The market value of the underlying securities at the end of the period was $780,831,587.	7,000,000
41,000,000		Interest in $500,000,000 joint repurchase agreement 4.770%, dated 4/28/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $500,198,750 on 5/1/2006. The market value of the underlying securities at the end of the period was $510,202,726.	41,000,000
2,737,000		Interest in $1,250,000,000 joint repurchase agreement 4.700%, dated 4/28/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for $1,250,489,583 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,275,002,965.	2,737,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	93,737,000
		TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $243,002,680)[4]	242,532,218
		OTHER ASSETS AND LIABILITIES – NET – 0.2%	549,508
		TOTAL NET ASSETS – 100%	$243,081,726
1	Represents the current interest rate for the floating security.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4

The cost of investments for federal tax purposes amounts to $243,002,680. The net unrealized depreciation of investments for federal tax purposes was $470,462. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $188,007 and net unrealized depreciation from investments for those securities having an excess of cost over value of $658,469.

Note:

The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value.  For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Federated Institutional Trust

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

    (insert name and title)

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006